GENERAL (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 10, 2024 USD ($) shares	Apr. 19, 2024 USD ($)	Feb. 20, 2024 $ / shares shares	Oct. 03, 2023	Jul. 26, 2022 USD ($) $ / shares shares	Feb. 29, 2024 USD ($)	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 16, 2024 shares	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jun. 30, 2024 € / shares	Jun. 27, 2024 shares	Apr. 01, 2024 USD ($)	Dec. 31, 2023 € / shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									36,341	1,237,751									1,000,000	864,000
Ordinary shares | € / shares															€ 1			€ 1
Percentage of interests acquired additional																						2.00%
Convertible note							$ 569,000	$ 828
Proceeds from second round funding										$ 5,800,000
Accumulated losses									$ 61,627,000	50,934,000											$ 30,020,000
Convertible notes																					$ 563,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Convertible note										500,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Convertible note										1,000,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	51,810										22,611			75
Notional amount												$ 223,600	$ 407,000
Convertible note	$ 800,000					$ 407,000
Minimum bid price | $ / shares														$ 1.00
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares														$ 0.0022
Number of shares outstanding value | shares														597,000
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares														$ 0.165
Number of shares outstanding value | shares														44,800,000
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional				7.50%
Percentage of holding interests				51.90%
Equity line agreement [member]
IfrsStatementLineItems [Line Items]
Consideration of issuance of common stock										25,000,000
Other receivables										3,000,000
Equity Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 30,000,000															$ 30,000,000
Nato Agreement [Member]
IfrsStatementLineItems [Line Items]
Expenses and capitalize										$ 5,000,000
Stock Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount		30,000,000							$ 30,000,000
Purchase price description									The SPA allows the Company to sell shares to Alpha through “Puts” with a mandatory minimum of $20 per Put and a maximum of $833 in any 30-day period. The share price depends on market conditions and is discounted based on specific price thresholds. Alpha’s obligation to purchase shares is subject to customary conditions, including owning no more than 4.99% of the Company’s shares at any given time. The SPA automatically terminates after 36 months or once Alpha has purchased $30 million in shares. The Company can terminate the agreement under certain conditions. Proceeds will primarily support working capital and general corporate purposes, with 50% of sales used to repay any outstanding debts owed to Alpha. The Company is continuing with additional capital raising and as described in note 9, post balance sheet date entered into additional funding agreements of $5.3 million along with securing $747 thousand and $194 in addition to restructuring of debt, into $800 and $500 in convertible and non convertible notes respectively.
Additional funding agreements									$ 5,300,000
Securing amount									747,000
Restructuring debt									194,000
Convertible notes									800,000
Not convertible notes									$ 500,000
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 30,000,000
Purchase price description		(a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA
Lionheart [Member] | Business Combination Agreement [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination					97.58%
Remaining funds in trust account					$ 3,061,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			161,662						42,573							11,699			160,227
Ordinary shares | $ / shares			$ 18						$ 0.165	$ 0.0022
Purchase price description			purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price.
Ordinary shares [member] | Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					1
Share price | $ / shares					$ 10.3624
Ordinary shares | $ / shares					$ 10.00